Average Annual Total Returns - BlackRock Advantage SMID Cap V.I. Fund	Feb. 09, 2021
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
Class I Shares
Average Annual Return:
1 Year	19.96%
5 Years	15.36%
10 Years	12.22%
Class II Shares
Average Annual Return:
1 Year	19.82%
5 Years	15.18%
10 Years	12.04%
Class III Shares
Average Annual Return:
1 Year	19.65%
5 Years	15.08%
10 Years	11.98%